FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Sensitivity Analysis - Base Metals, Energy, Freight, Emissions Right (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%	10.00%
Reasonably possible decrease in risk variable percent (in percent)		10.00%
Commodity price risk | Base Metals
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ (1)	$ 1
Reasonably possible increase in risk variable, impact on equity	18	21
Reasonably possible decrease in risk variable, impact on income	1	(1)
Reasonably possible decrease in risk variable, impact on equity	(18)	(22)
Commodity price risk | Iron Ore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	(2)	0
Reasonably possible increase in risk variable, impact on equity	4	5
Reasonably possible decrease in risk variable, impact on income	2	0
Reasonably possible decrease in risk variable, impact on equity	(4)	(5)
Commodity price risk | Freight
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	1
Reasonably possible increase in risk variable, impact on equity	3	0
Reasonably possible decrease in risk variable, impact on income	0	(1)
Reasonably possible decrease in risk variable, impact on equity	(3)	0
Commodity price risk | Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	(12)	0
Reasonably possible increase in risk variable, impact on equity	0	29
Reasonably possible decrease in risk variable, impact on income	12	0
Reasonably possible decrease in risk variable, impact on equity	0	(29)
Commodity price risk | Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	1
Reasonably possible increase in risk variable, impact on equity	71	145
Reasonably possible decrease in risk variable, impact on income	0	(1)
Reasonably possible decrease in risk variable, impact on equity	$ (71)	$ (144)